Note 1 - Summary of Significant Accounting Policies (Details Textual) - EUR (€) € in Thousands, shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Product Warranty Expense		€ 433	€ 316	€ 319
Advertising Expense		€ 719	€ 672	€ 744
Class of Warrant or Right, Outstanding		0
Subsequent Event [Member] | Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset					€ 2,900
Operating Lease, Liability, Total					€ 2,900
Minimum [Member]
Revenue from Contract with Customer, Customer Payment Period		30 days
Standard Product Warranty Period		1 year	1 year
Maximum [Member]
Revenue from Contract with Customer, Customer Payment Period		90 days
Standard Product Warranty Period		2 years	2 years
Maximum [Member] | Devices Leased Under RPPs and Devices Subject to Sale and Leaseback Transactions [Member]
Property, Plant and Equipment, Useful Life	7 years